Property, plant, equipment and development costs - Distribution Of Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 173,239	$ 178,294	$ 199,586
Cost of sales of goods
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	147,032	159,652	174,103
Unabsorbed cost due to production stoppage
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	14,877	4,569	10,764
Cost of sales of services
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	8,153	8,109	8,461
Administrative expensess.
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	1,886	4,741	3,142
Property, plant, equipment and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	1,039	963	833
Exploration in non-operating areas
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	101	114	111
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	93	84	0
Other, net
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	49	48	46
Discontinued operations, note 1(e)
Disclosure of attribution of expenses by nature to their function [line items]
Total depreciation expense	$ 9	$ 14	$ 2,126